Related Party Transactions:	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
5. Related Party Transactions:

The primary transactions we have with related parties are compensation arrangements for current compensation, share based compensation and compensation under options for our officers and directors

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months		Nine months
	ended September 30,		ended September 30,
Description	2018	2017	2018	2017
Salaries	$-	$-	$-	$-
Short-term employee benefits	471	470	1,433	1,411
Stock-based compensation	1,142,876	2,305,873	3,063,645	5,152,621

Total	$1,143,347	$2,306,343	$3,065,078	5,154,032

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended September 30, 2018 and 2017, respectively.

Our Chief Financial Officer receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $322,500 for the period ended September 30, 2018 and $180,000 for the period ended September 30, 2017, respectively. For the three-month periods ended September 30, 2018, the Corporation sold 50,000 shares to him at $3.00 per share as shares subscription receivable.

Our Corporate Legal Counsel receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments in the form of contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $150,874 for the period ended September 30, 2018 and $150,000 for the period ended September 30, 2017, respectively. At the three-month periods ended September 30,2018, the Corporation granted 100,000 shares to him at $3.14 per share for services rendered.